Earnings Per Common Share	6 Months Ended
Jun. 30, 2024
Earnings Per Common Share [Abstract]
Earnings Per Common Share
13.	Earnings Per Common Share:

Diluted earnings per common share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. For the six months ended June 30, 2024 and 2023, the effect of the warrants outstanding during that period and as of that date, would be antidilutive, hence they were excluded from the computation of diluted earnings per share. For the purpose of calculating diluted earnings per common share, the weighted average number of diluted shares outstanding includes the conversion of outstanding Series D Preferred Shares (Note 10) calculated with the “if converted” method by using the average closing market price over the reporting period from January 1, 2024 to June 30, 2024.

The components of the calculation of basic and diluted earnings per common share are as follows:

	Six months ended June 30,	Six months ended June 30,
	2023	2024
Net income and comprehensive income from continuing operations, net of taxes	1,676,753	45,185,357
Net income and comprehensive income from discontinued operations, net of taxes	17,339,332	—
Net income and comprehensive income	$19,016,085	$45,185,357
Less: Dividend on Series D Preferred Shares	—	(1,263,889)
Less: Deemed dividend on Series D Preferred Shares	—	(249,515)
Net income and comprehensive income available to common shareholders, basic	19,016,085	43,671,953
Dividend on Series D Preferred Shares	—	1,263,889
Deemed dividend on Series D Preferred Shares	—	249,515
Net income attributable to common shareholders, diluted	19,016,085	45,185,357

Weighted average number of common shares outstanding, basic	9,478,437	9,662,354
Effect of dilutive shares	—	11,735,052
Weighted average number of common shares outstanding, diluted	9,478,437	21,397,406

Earnings per common share, basic, continuing operations	$0.18	$4.52
Earnings per common share, diluted, continuing operations	$0.18	$2.11
Earnings per common share, basic, discontinued operations	$1.83	$—
Earnings per common share, diluted, discontinued operations	$1.83	$—
Earnings per common share, basic, Total	$2.01	$4.52
Earnings per common share, diluted, Total	$2.01	$2.11